Notes to the interim condensed consolidated statement of financial position - Financial debt - Lease liabilities (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Lease liabilities	€ 5,761	€ 6,565
Increase (decrease) in lease liabilities		€ (800)
Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Additions to right-of-use assets	€ 400
Minimum | Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Lease term	3 years
Maximum | Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Lease term	4 years
Lease liabilities | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.89%
Lease liabilities | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.18%